Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Sales	$ 1,388,551	$ 1,746,979	$ 3,263,835	$ 3,039,218
Cost of goods sold	833,681	661,180	1,634,115	1,273,273
Gross margin	554,870	1,085,799	1,629,720	1,765,945
Operating expenses:
Depreciation and amortization	206,983	193,234	424,498	389,199
Selling and marketing	48,635	21,960	78,911	56,277
General and administrative	1,440,355	1,093,880	2,791,154	2,543,228
Professional fees	325,922	54,760	513,031	107,478
Stock based compensation	0	46,400	0	62,600
Total operating expenses	2,021,895	1,410,234	3,807,594	3,158,782
Loss from operations	(1,467,025)	(324,435)	(2,177,874)	(1,392,837)
Other income (expense)
Interest income (expense), net	(1,094,916)	(612,379)	(1,743,762)	(890,142)
Gain (loss) on settlement of debt	0	0	(947,179)	0
Unrealized gain (loss) on change in fair value of derivative liabilities	0	(13,166)	0	(13,933)
Other gains (losses)	57,436	(3,128)	48,735	(3,030)
Total other income (expense)	(1,037,480)	(628,673)	(2,642,206)	(907,105)
Loss before income taxes	(2,504,505)	(953,108)	(4,820,080)	(2,299,942)
Provision for income taxes (benefit)	0	0	0	0
Net loss	(2,504,505)	(953,108)	(4,820,080)	(2,299,942)
Convertible preferred stock beneficial conversion feature and other discounts accreted as a deemed dividend	0	0	0	0
Net loss attributable to common stockholders	$ (2,504,505)	$ (953,108)	$ (4,820,080)	$ (2,299,942)
Basic and diluted loss per common share	$ (0.42)	$ (0.18)	$ (0.79)	$ (0.42)
Weighted-average number of common shares outstanding:
Basic and diluted	5,936,750	5,400,415	6,125,941	5,528,061
Comprehensive loss:
Foreign currency translation adjustment	$ 3,500	$ 29,382	$ 21,869	$ 62,836
Comprehensive loss	$ (2,501,005)	$ (923,726)	$ (4,798,211)	$ (2,237,106)